Short-term borrowings and long-term debt	12 Months Ended
Mar. 31, 2024
Short-term borrowings and long-term debt
11. Short-term borrowings and long-term debt
Short-term borrowings
Short-term borrowings consist of Due to trust accounts, Call money and funds purchased, Payables under repurchase agreements and securities lending transactions, and Other short-term borrowings.
Details of Other short-term borrowings at March 31, 2023 and 2024 are as follows:

	2023	2024

	(in millions of yen)
Short-term notes issued by consolidated VIEs of asset-backed commercial paper programs (1)	41,142	89,736
Commercial paper and short-term notes issued by MHFG’s subsidiaries (1) (2)	2,218,111	1,641,988
Borrowings from the Bank of Japan	876,036	1,588,529
Other	262,040	324,659

Total	3,397,329	3,644,912

Notes:
(1)	Short-term notes are issued under the laws of Japan in the form of commercial paper.
(2)
The amounts of commercial paper and short-term notes issued by MHFG’s subsidiaries were ¥1,782,111 million and ¥436,000 million, respectively, at March 31, 2023, and ¥1,165,988 million and ¥476,000 million, respectively, at March 31, 2024.

Long-term debt
Long-term debt with original maturities of more than one year at March 31, 2023 and 2024 is comprised of the following:

	2023	2024

	(in millions of yen)
Obligations under finance leases	6,863	21,185
Loan participation borrowings	245,176	258,201
Senior borrowings and bonds	11,245,475	12,556,710
Subordinated borrowings and bonds	3,395,509	3,441,235

Total	14,893,023	16,277,331

The following table presents the interest rates
and
maturities of senior borrowings and bonds,
and
subordinated borrowings and bonds:

	Interest rates (1)	Maturities (2)	2023	2024

	(%)		(in millions of yen)
Senior borrowings and bonds:
fixed rate denominated in Japanese yen	0.00-6.20	Apr.2024 - Jun.2051	2,819,085	3,313,535
fixed rate denominated in U.S. dollars	0.00-6.00	Apr.2024 - Mar.2048	3,692,271	4,333,084
fixed rate denominated in other currencies	0.00-6.02	Apr.2024 - May.2041	1,948,714	2,361,302
floating rate denominated in Japanese yen	0.00-25.00	Apr.2024 - Sep.2081	569,173	509,799
floating rate denominated in U.S. dollars	0.10-17.20	Apr.2024 - Apr.2068	2,058,714	1,993,666
floating rate denominated in other currencies	0.00-8.00	Apr.2024 - Sep.2041	157,518	45,325

Total			11,245,475	12,556,710

Subordinated borrowings and bonds:
fixed rate denominated in Japanese yen	0.39-4.26	Jun.2024 -Perpetual	2,961,504	3,176,285
fixed rate denominated in U.S. dollars	2.56-4.35	Oct.2025 - Sep.2031	434,005	264,950

Total			3,395,509	3,441,235

Total			14,640,984	15,997,945

Notes:
(1)	The interest rates disclosed reflect the range of contractual rates in effect at March 31, 2024.
(2)	Maturity information disclosed is the range of maturities at March 31, 2024.
(3)	None of the long-term debt issuances above are convertible to common stock.
(4)	Certain debt agreements permit the MHFG Group to redeem the related debt, in whole or in part, prior to maturity at the MHFG Group’s option on terms specified in the respective agreements.
The following is a summary of contractual maturities of long-term debt subsequent to March 31, 2024:

(in millions of yen)
Fiscal year ending March 31:
2025	3,499,569
2026	926,755
2027	1,692,064
2028	1,363,547
2029	986,587
2030 and thereafter	7,808,809

Total	16,277,331